Annual Total Returns - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - Select Consumer Discretionary Portfolio - Select Consumer Discretionary Portfolio
Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	41.03%
Annual Return 2014	10.21%
Annual Return 2015	5.43%
Annual Return 2016	4.35%
Annual Return 2017	22.08%
Annual Return 2018	(0.94%)
Annual Return 2019	27.04%
Annual Return 2020	35.69%
Annual Return 2021	19.15%
Annual Return 2022	(34.83%)